INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net loss carryforward	¥ 1,289	¥ 1,678
Deferred revenue	454	349
Long-term assets	399	303
Bad debt provision	80	59
Accrued payroll		41
Accrued payroll	(10)
Other accrued expenses	74
Other accrued expenses		(9)
Share-based compensation	33	31
Others	198	150
Valuation allowance	(675)	(731)	¥ (466)
Total deferred tax assets	1,842	1,871
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	1,593	1,596
Others	51	40
Total deferred tax liabilities	1,644	1,636
Net deferred tax assets	198	235
Analysis as:
Deferred tax assets	1,043	1,093
Deferred tax liabilities	845	858
Net deferred tax assets	198	235
Movement of the valuation allowance
Balance at the beginning of the year	(731)	(466)	(369)
Provided	(145)	(338)	(151)
Reversed	165	41	37
Written off	36	32	17
Balance at the end of the year	¥ (675)	¥ (731)	¥ (466)